Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from operating activities:
Net Income (loss)	$ (15,449)	$ (29,255)	$ (24,094)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	624	446	513
Amortization of intangible assets	1	156	481
Write-off loss / (gain)	(48)	1,333
Debt conversion expense	562	827	325
Interest and amortization of debt discount	624	168	1,057
Stock-based compensation	178	744	3,783
Bad debt expense	36	4	18
Inventory valuation allowance	594	554	(0)
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses	232	13	(570)
Income tax expense / (recovery) net of cash paid	222	(3,268)	(131)
Other non cash expenses /(income)
Expenses settled in equity	214	85	146
Loss on disposal of a business		15,026
Unrealized gains related to available-for-sale debt securities recorded in the income statement after acquisition of arago			(5,553)
Unrealized and non cash foreign currency transactions	(518)	1,378	172
Other	409		300
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	(2,898)	227	207
Decrease (increase) in inventories	2,319	(5,354)	(236)
Decrease (increase) in government assistance	(1,069)	154	464
Decrease (increase) in other current assets and prepaids, net	(21)	(621)	737
Decrease (increase) in other noncurrent assets, net	(26)	8	1,805
Increase (decrease) in accounts payable	(538)	137	2,061
Increase (decrease) in deferred revenue, current	43	(34)	(723)
Increase (decrease) in income taxes payable	(53)	45	8
Increase (decrease) in other current liabilities	360	210	(2,370)
Increase (decrease) in deferred revenue, noncurrent	2	(77)	81
Increase (decrease) in other noncurrent liabilities	(6)	(50)	(272)
Net cash provided by (used in) operating activities	(14,206)	(17,144)	(21,791)
Cash Flows from investing activities:
Sale / (acquisition) of equity securities			(476)
Sale / (acquisition) of property, plant and equipment	(3,021)	(303)	(36)
Sale of a business, net of cash and cash equivalents divested		(181)
Acquisition of a business, net of cash and cash equivalents acquired			(2,013)
Net cash provided by (used in) investing activities	(3,021)	(484)	(2,525)
Cash Flows from financing activities:
Proceeds from options exercises	28	16	4
Proceeds from issuance of Common Stock			226
Proceeds from convertible loan issuance	12,990	4,820	44,362
Proceeds from debt		2,000
Repayments of debt	(276)	(2,246)	(5,276)
Payments of debt issue costs	(890)	(303)	(2,341)
Repurchase of treasury shares	(2)	(102)
Net cash provided by (used in) financing activities	11,850	4,185	36,975
Effect of exchange rate changes on cash and cash equivalents	(126)	(102)	(63)
Cash and cash equivalents and restricted cash
Net increase (decrease) during the period	(5,503)	(13,545)	12,596
Balance, beginning of period	20,814	34,359	21,763
Balance, end of period	15,311	20,814	34,359
Reconciliation to balance sheet
Cash and cash equivalents	15,311	20,706	34,201
Restricted cash, current		108	110
Cash and cash equivalents from discontinued operations			48
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized		53	409
Cash paid for incomes taxes	8	6
Noncash conversion of convertible loans into common stock	12,875	13,800	43,704
Net effects of business acquired and disposed of (noncash)		2,831
Purchase of equity securities			476
ROU assets obtained from operating lease	$ 66	$ 29	$ 2,375